VESSEL	12 Months Ended
Dec. 31, 2011
Vessels And Equipment Net [Abstract]
VESSEL
10.   VESSEL

(in thousands of $)	2011	2010
Cost	86,068	86,068
Accumulated depreciation	(40,847)	(38,016)
	45,221	48,052

Depreciation expense was $2.8 million, $2.8 million and $3.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.